CVC - EQUITY AND LONG-TERM INCENTIVE PLANS, Long-term Incentive Plans (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 21, 2016	Mar. 31, 2018	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Awards authorized (in shares)				259,442,785		259,442,785
Carry Unit Awards | Affiliates
Long-Term Incentive Plans [Abstract]
Granted (in shares)				11,300,000
Carry Unit Awards | Tranche One
Long-Term Incentive Plans [Abstract]
Award vesting percentage	50.00%	50.00%
Carry Unit Awards | Tranche Two
Long-Term Incentive Plans [Abstract]
Award vesting percentage	25.00%	25.00%		25.00%
Carry Unit Awards | Tranche Three
Long-Term Incentive Plans [Abstract]
Award vesting percentage	25.00%	25.00%		25.00%
Employee | Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Granted (in shares)				211,670,834
Cablevision Systems Corporation Cash Incentive Plan | Employee | Carry Unit Awards
Long-Term Incentive Plans [Abstract]
Granted (in shares)	102,500,000
Cablevision Systems Corporation Cash Incentive Plan | Employee | Carry Unit Awards | Affiliates
Long-Term Incentive Plans [Abstract]
Granted (in shares)	100,300,000
Cablevision Systems Corporation And Subsidiaries
Long-Term Incentive Plans [Abstract]
Award vesting percentage			100.00%
Cablevision Systems Corporation And Subsidiaries | Cablevision Systems Corporation Cash Incentive Plan
Long-Term Incentive Plans [Abstract]
Long-term incentive awards compensation expense			$ 9,169		$ 27,170